Investments (Commercial Mortgage Loans By Year Of Origination) (Details) $ in Millions	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in current year	$ 1,876	$ 2,497
Originated in prior year	2,407	1,493
Originated in two years prior	1,297	3,062
Originated in three years prior	2,753	2,455
Originated in four years prior	2,289	1,824
Originated in five years prior and prior	6,301	5,741
Total	16,923	17,072
Loan-to-value ratio, less than 65% [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in current year	1,769	2,361
Originated in prior year	2,335	1,349
Originated in two years prior	1,280	2,875
Originated in three years prior	2,643	2,272
Originated in four years prior	2,222	1,648
Originated in five years prior and prior	6,170	5,543
Total	$ 16,419	$ 16,048
Originated in current year | item	2.06	3.05
Originated in prior year | item	3.05	3.02
Originated in two years prior | item	2.99	2.14
Originated in three years prior | item	2.17	2.13
Originated in four years prior | item	2.17	2.33
Originated in five years prior and prior | item	2.44	2.41
Loan-to-value ratio, 65% to 75% [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in current year	$ 105	$ 136
Originated in prior year	72	144
Originated in two years prior	17	187
Originated in three years prior	81	168
Originated in four years prior	67	149
Originated in five years prior and prior	131	171
Total	$ 473	$ 955
Originated in current year | item	1.50	1.74
Originated in prior year | item	1.53	2.06
Originated in two years prior | item	1.58	1.42
Originated in three years prior | item	1.50	1.59
Originated in four years prior | item	1.62	1.74
Originated in five years prior and prior | item	1.75	1.76
Loan-to-value ratio, 75% to 100% [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in current year	$ 2
Originated in three years prior	29	$ 15
Originated in four years prior		27
Originated in five years prior and prior		27
Total	$ 31	$ 69
Originated in three years prior | item		1.02
Originated in four years prior | item		0.83
Originated in five years prior and prior | item		1.08
Loan-To-Value Ratio, Greater Than 100% [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in current year | item	1.45
Originated in three years prior | item	1.58